SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash paid during the year for:
Income taxes
Non-cash investing and financing transaction:
Extinguishment of loan by share issuance	18,720,000
Transfer deferred listing expenses to share premium	1,471,020
Forgiveness of directors’ remuneration		1,200,000
Early termination of lease			(1,204,245)
Issued share capital of consultancy fee			1,950,000
Forgiveness of amount due to a director			3,021,782
Additions of right-of-use assets and lease liabilities	$ 624,735